accounting policy developments - Impacts of application of IFRS 16, Consolidated statements of financial position (Details) - CAD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Current assets
Prepaid expenses	$ 653		$ 551	$ 539
Non-current assets
Property, plant and equipment, net	13,549		13,132	12,091
Current liabilities
Accounts payable and accrued liabilities	2,797		2,564	2,570
Provisions	93		120	129
Current maturities of long-term debt	1,564		1,016	836
Non-current liabilities
Provisions	690		680	728
Long-term debt	15,015		14,466	13,265
Other long-term liabilities	738		681	731
Deferred income taxes	3,103		3,095	3,148
Owners' equity
Retained earnings			4,321
Accumulated other comprehensive income - cumulative foreign currency translation adjustment	39	$ 28	11	22	$ 32	$ 49	$ 53
Non-controlling interests	$ 92		74	82
Excluding effects of IFRS 16
Current assets
Prepaid expenses			539
Non-current assets
Property, plant and equipment, net			12,091
Current liabilities
Accounts payable and accrued liabilities			2,570
Provisions			129
Current maturities of long-term debt			836
Non-current liabilities
Provisions			728
Long-term debt			13,265
Other long-term liabilities			731
Deferred income taxes			3,148
Owners' equity
Retained earnings			4,474
Accumulated other comprehensive income - cumulative foreign currency translation adjustment			12
Non-controlling interests			82
IFRS 16 effects
Current assets
Prepaid expenses			12
Non-current assets
Property, plant and equipment, net			1,041
Current liabilities
Accounts payable and accrued liabilities			(6)
Provisions			(9)
Current maturities of long-term debt			180
Non-current liabilities
Provisions			(48)
Long-term debt			1,201
Other long-term liabilities			(50)
Deferred income taxes			(53)
Owners' equity
Retained earnings			(153)
Accumulated other comprehensive income - cumulative foreign currency translation adjustment			(1)	$ (1)
Non-controlling interests			$ (8)